Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (6,335,243)	$ (1,118,055)	$ (3,417,334)	$ (1,599,466)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	3,061	2,478	4,890	3,056
Stock-based compensation	1,466,459	76,645	130,141	334,837
Write off of receivable from related party			22,242
Loss on disposal of property and equipment			1,199
Change in fair value of contingent warrant liability	(30,303)
Changes in operating assets and liabilities:
Prepaid expenses	(778,453)	(77,500)	8,302	(242,845)
Deferred offering cost		(30,000)
Receivable from related party	(7,840)	(12,437)	(114,961)	(36,475)
Prepaid expenses, long-term	(73,974)	92,467	184,934	(184,934)
Deposit	(27,588)	15,000
Accrued expenses	1,223,613	434,728	809,279	(57,385)
Accounts payable	491,760	(13,037)	336,715	50,291
Deferred rent		(9,642)	(9,642)	2,783
Net cash used in operating activities	(4,068,508)	(639,353)	(2,044,235)	(1,730,138)
Cash flows from investing activities
Purchase of property and equipment	(9,339)		(1,924)	(11,792)
Net cash used in investing activities	(9,339)		(1,924)	(11,792)
Cash flows from financing activities
Payment of deferred offering costs	(51,304)		(334,188)
Proceeds from issuance of common stock in initial public offering, net of underwriting discount	18,400,000
Payments of initial public offering costs	(926,972)
Proceeds from issuance of common stock and warrants in private placement, net of placement agent discount	7,319,462
Payments of private placement issuance costs	(349,630)
Net cash provided by financing activities	24,391,556		(334,188)
Net increase (decrease) in cash	20,313,709	(639,353)	(2,380,347)	(1,741,930)
Cash, beginning of period	1,928,474	4,308,821	4,308,821	6,050,751
Cash, end of period	22,242,183	3,669,468	1,928,474	4,308,821
Noncash investing and financing activities:
Deferred offering costs included in accrued expenses	187,500		$ 423,458
Conversion of convertible preferred stock to common stock upon initial public offering	45
Private placement offering costs included in accounts payable	75,828
Recognition of contingent warrant liability upon issuance of common stock in private placement	35,676
Payment of accrued bonus through related party receivable	140,000
Exercise of pre-funded warrants	$ 6